Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Summary of total revenue	Total revenue based on the disaggregation criteria described above were as follows (in thousands):

	Nine months ended September 30,
	2020		2019
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by primary geographical market:
North America	$3,198	28%	$5,606	82%
Asia Pacific	720	6%	433	6%
Europe, Middle East, and Asia	7,601	66%	764	12%

Total	$11,519	100%	$6,803	100%

Revenue by timing of recognition:
Revenue recognized at a point in time	$2,076	18%	$4,373	64%
Revenue recognized over time	9,443	82%	2,430	36%

Total	$11,519	100%	$6,803	100%
Revenue by segment :
Autonomy Solutions	$9,587	83%	$4,373	64%
Other Component Sales	1,932	17%	2,430	36%

Total	$11,519	100%	$6,803	100%

Total revenue based on the disaggregation criteria described above are as follows (in thousands):

	Year Ended December 31,
	2019		2018
	Revenue	% of Revenue	Revenue	% of Revenue

Revenue by primary geographical market:
North America	$10,453	83%	$9,408	80%
Asia Pacific	469	4%	140	1%
Europe, Middle East, and Asia	1,680	13%	2,144	19%

Total	12,602	100%	11,692	100%

Revenue by timing of recognition:
Recognized at a point in time	9,666	77%	7,236	62%
Recognized over time	2,936	23%	4,456	38%

Total	12,602	100%	11,692	100%

Revenue by segment:
Autonomy Solutions	9,666	77%	7,236	62%
Other component sales	2,936	23%	4,456	38%

Total	12,602	100%	11,692	100%

Summary of opening and closing balances of contract liabilities	The opening and closing balances of our contract liabilities were as follows (in thousands):

	As of
	September 30, 2020	December 31, 2019
Contract liabilities, current	$956	$225
Contract liabilities, non-current	—	—

Total contract liabilities	$956	$225

Contract liabilities consisted of the following as of December 31, 2019 (in thousands):

As of December 31,
2019
Contract liabilities, current	$225
Contract liabilities, long-term	—

Total	$225

Summary of significant changes in contract liabilities
The significant changes in contract liabilities balances consisted of the following (in thousands):

	As of September 30,
	2020	2019
Beginning balance	$225	$—
Revenue recognized that was included in the contract liabilities beginning balance	(225)	—
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	956	2,596

Ending balance	$956	$2,596

The following table shows the significant changes in contract liabilities balances as of December 31, 2019 (in thousands):

	Year Ended December 31,
	2019		2018
Beginning balance	$		$1,250
Impact of ASC 606 adoption		—	—
Revenue recognized that was included in the contract liabilities beginning balance			(1,250)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period		225	—
Customer deposits reclassified to refund liabilities		—	—

Ending balance		$225	$—